CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss) for the year	$ (205,640)	$ 19,362	$ (15,007)
Will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	(6,740)	(12,447)	(4,896)
DFI effects classified as hedges	608	666	(799)
Income Tax effects on DFI classified as hedges and others	(279)	(249)	62
Will not be reclassified subsequently to profit or loss
Actuarial results	28	(68)	397
Income Tax effects	(10)	23	(121)
Other comprehensive (loss), net of tax	(6,393)	(12,075)	(5,357)
Total Comprehensive income (loss)	(212,033)	7,287	(20,364)
Attributable to:
Controlling Company	(212,818)	7,732	(21,170)
Non-controlling interest	$ 785	$ (445)	$ 806